Derivative Liabilities	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Derivative Liabilities [Text Block]
5.	Derivative Liabilities

The Company has share purchase warrants that were issued in private placements which have exercise prices denominated in Canadian dollars which differs from the Company’s functional currency (U.S. dollars). As a result, these share purchase warrants cannot be considered to be indexed to the Company’s own stock and accordingly must be accounted for as derivative liabilities with changes in fair value recorded in the statement of operations.

The fair value of the derivative liability for the 1,674,730 share purchase warrants exercisable at Cdn$0.50 per share issued on May 11, 2011 was $385,694. The fair value of the derivative liability for the 48,928 share purchase warrants exercisable at Cdn$0.50 per share issued on June 8, 2011 was $11,156. The fair value of the derivative liability for the 428,571 share purchase warrants exercisable at Cdn$0.50 per share issued on July 8, 2011 was $89,267. The fair value of the derivative liability for the 1,082,036 share purchase warrants exercisable at Cdn$0.50 per share issued on July 13, 2011 was $186,581.

The fair values of these share purchase warrants as at December 31, 2012 and June 30, 2012 are as follows:

	December 31,	June 30,
	2012	2012
	$	$

1,674,730 warrants expiring on November 10, 2012	–	2,738
48,928 warrants expiring on December 7, 2012	–	135
428,571 warrants expiring on January 8, 2013	–	1,492
1,082,036 warrants expiring on January 13, 2013	–	4,042

	–	8,407

During the six months ended December 31, 2012, the Company recorded a gain on the change in fair value of the derivative liabilities of $8,407.

The Company uses the Black-Scholes option pricing model to calculate the fair values of the derivative liabilities. The following table shows the weighted average assumptions used in the calculations:

		Risk-free	Expected	Expected
	Expected	Interest	Dividend	Life (in
	Volatility	Rate	Yield	years)
As at issuance date:
1,674,730 warrants expiring on November 10, 2012	175%	0.37%	0%	1.5
48,928 warrants expiring on December 7, 2012	172%	0.29%	0%	1.5
428,571 warrants expiring on January 8, 2013	173%	0.29%	0%	1.5
1,082,036 warrants expiring on January 13, 2013	173%	0.27%	0%	1.5
Weighted average as at June 30, 2012	133%	0.16%	0%	0.5
Weighted average as at December 31, 2012	67%	0.02%	0%	0.03

5.	Derivative Liabilities

The Company has share purchase warrants that were issued in private placements which have exercise prices denominated in Canadian dollars which differs from the Company’s functional currency (U.S. dollars). As a result, these share purchase warrants cannot be considered to be indexed to the Company’s own stock and accordingly must be accounted for as derivative liabilities with changes in fair value recorded in the statement of operations.

The fair value of the derivative liability for the 1,674,730 share purchase warrants exercisable at Cdn$0.50 per share issued on May 11, 2011 was $385,694. The fair value of the derivative liability for the 48,928 share purchase warrants exercisable at Cdn$0.50 per share issued on June 8, 2011 was $11,156. The fair value of the derivative liability for the 428,571 share purchase warrants exercisable at Cdn$0.50 per share issued on July 8, 2011 was $89,267. The fair value of the derivative liability for the 1,082,036 share purchase warrants exercisable at Cdn$0.50 per share issued on July 13, 2011 was $186,581.

The fair values of these share purchase warrants as at June 30, 2012 and 2011 are as follows:

	2012	2011
	$	$

1,674,730 warrants expiring on November 10, 2012	2,738	378,707
48,928 warrants expiring on December 7, 2012	135	11,119
428,571 warrants expiring on January 8, 2013	1,492	–
1,082,036 warrants expiring on January 13, 2013	4,042	–

	8,407	389,826

During the year ended June 30, 2012, the Company recorded a gain on the change in fair value of the derivative liabilities of $657,267.

The Company uses the Black-Scholes option pricing model to calculate the fair values of the derivative liabilities. The following table shows the weighted average assumptions used in the calculations:

		Risk-free	Expected	Expected
	Expected	Interest	Dividend	Life (in
	Volatility	Rate	Yield	years)
As at issuance date:
1,674,730 warrants expiring on November 10, 2012	175%	0.37%	0%	1.5
48,928 warrants expiring on December 7, 2012	172%	0.29%	0%	1.5
428,571 warrants expiring on January 8, 2013	173%	0.29%	0%	1.5
1,082,036 warrants expiring on January 13, 2013	173%	0.27%	0%	1.5
Weighted average as at June 30, 2012	133%	0.16%	0%	0.5